Fuel Derivatives Outstanding (Detail)	1 Months Ended									1 Months Ended									1 Months Ended									1 Months Ended
	Nov. 30, 2012 Fuel Derivatives 2013 Maturity November 2011 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2013 Maturity February 2012 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2013 Maturity March 2012 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2013 Maturity bbl		Nov. 30, 2011 Fuel Derivatives 2013 Maturity	Nov. 30, 2012 Fuel Derivatives 2014 Maturity November 2011 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2014 Maturity February 2012 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2014 Maturity June 2012 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2014 Maturity bbl		Nov. 30, 2011 Fuel Derivatives 2014 Maturity	Nov. 30, 2012 Fuel Derivatives 2015 Maturity November 2011 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2015 Maturity February 2012 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2015 Maturity June 2012 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2015 Maturity bbl		Nov. 30, 2011 Fuel Derivatives 2015 Maturity	Nov. 30, 2012 Fuel Derivatives 2016 Maturity June 2012 Transaction Date bbl
Derivative [Line Items]
Transaction Dates	2011-11	[1]	2012-02	[1]	2012-03	[1]				2011-11	[1]	2012-02	[1]	2012-06	[1]				2011-11	[1]	2012-02	[1]	2012-06	[1]				2012-06	[1]
Barrels	2,112,000	[1]	2,112,000	[1]	4,224,000	[1]	8,448,000	[1]		2,112,000	[1]	2,112,000	[1]	2,376,000	[1]	6,600,000	[1]		2,160,000	[1]	2,160,000	[1]	1,236,000	[1]	5,556,000	[1]		3,564,000	[1]
Weighted-Average Floor Price	74	[1]	98	[1]	100	[1]				71	[1]	88	[1]	71	[1]				71	[1]	80	[1]	74	[1]				75	[1]
Weighted-Average Ceiling Price	132	[1]	127	[1]	130	[1]				128	[1]	125	[1]	116	[1]				125	[1]	125	[1]	110	[1]				108	[1]
Percent of Estimated Fuel Consumption							40.00%	[1]	10.00%							32.00%	[1]	10.00%							26.00%	[1]	10.00%	17.00%	[1]

[1]	Fuel derivatives mature evenly over each month within the above fiscal periods.